Federal Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Federal Income Taxes [Abstract]
Provision For Federal Income Taxes

	2013	2012	2011

Current	$453	$535	$1,253
Deferred	439	206	(55)

Total	$892	$741	$1,198

Schedule Of Effective Income Tax Rate Reconciliation

	2013	2012	2011

Expected tax using statutory tax rate of 34%	$1,815	$1,899	$2,023
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(1,074)	(1,033)	(781)
Interest expense associated with carrying certain
state and municipal securities and political
subdivision loans	21	30	32
Increase in cash value of life insurance policies	(46)	(109)	(102)
Nondeductable merger expenses	170	0	0
Other, net	6	(46)	26

Total	$892	$741	$1,198

Schedule Of Deferred Tax Assets And Liabilities

	2013	2012
Deferred tax assets:
Purchase accounting basis difference	$2,735	$85
Allowance for loan losses	1,060	1,176
Accrued expenses and other	821	479
Alternative minimum tax credit carryforward	18	9

Total deferred tax assets	4,634	1,749

Deferred tax liabilities:
Unrealized gain on securities available-for-sale	$507	$3,010
Purchase accounting basis difference	2,066	370
Depreciation of premises and equipment	260	204
Federal Home Loan Bank stock dividends	581	455
Mortgage servicing rights	447	49
Deferred loan costs and other	164	129

Total deferred tax liabilities	4,025	4,217

Net deferred tax assets (liabilities)	$609	$(2,468)